Share Capital - Summary of Shares Purchases (Detail) - 6 months ended Dec. 31, 2018 $ in Millions	USD ($) shares	$ / shares
Disclosure of classes of share capital [abstract]
Number | shares	265,839,711
Cost per share | $ / shares		$ 27.64
Total Cost | $	$ 5,274